Provisions	6 Months Ended
Jun. 30, 2021
Provisions [abstract]
Provisions	Provisions
Details of provisions

(in thousands of euros)	As of December 31, 2020	Increases	Decreases(1)	As of June 30, 2021
Lump-sum retirement benefits	414	42	—	457
Non-current provisions	414	42	—	457
Provisions for disputes	40	390	—	430
Provision for charges	—	—	—	—
Current provisions	40	390	—	430
Total provisions	454	432	—	887
(1)See Statement of consolidated cash flows and Note 16.4 Depreciation, amortization and provision expenses for the nature of these decreases

11.1 CURRENT PROVISIONS

During the first half of 2021, Nanobiotix S.A. initiated proceedings against an employee regarding strategic misalignment. A conciliation agreement is currently being negotiated between the parties, providing for the payment of a total settlement of €390 thousand, accrued entirely as of June 30, 2021.

11.2 NON-CURRENT PROVISIONS

Commitments for retirement benefits

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Provision as of beginning of period	414	331
Cost of services	42	76
Discounting costs	1	3
Expense for the period	43	79
Actuarial gains or losses recognized in other comprehensive income	—	4
Provision as of the end of period	457	414
The assumptions used to measure lump-sum retirement benefits are as follows:

Measurement date	June 30, 2021	December 31, 2020
Retirement assumptions	Executive: Age 66 Non-Executive: Age 64	Executive: Age 66 Non-Executive: Age 64
Social security contribution rate	44%	44%
Discount rate	0.33%	0.33%
Mortality tables	Regulatory table INSEE 2014 -2016	Regulatory table INSEE 2014 -2016
Salary increase rate (including inflation)	Executive: 3% Non-Executive: 2.5%	Executive: 3% Non-Executive: 2.5%
Staff turnover	Constant average rate of 5.86%	Constant average rate of 5.86%
Duration	17 years	17 years

The rights granted to Company employees are defined in the collective agreement for the pharmaceutical industry (manufacturing and sales of pharmaceutical products).
The staff turnover rate was determined using a historical average over the 2015-2018 period.